Significant Accounting Policies - Summary of Financial Information of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,494,150	$ 216,631	¥ 2,664,132	$ 386,263	¥ 1,563,755	¥ 2,085,234
Restricted cash	1,436,033	208,205	1,454,682	$ 210,909	1,276,151	1,900,392
Restricted term deposit and short-term investments	1,061,858	153,955	1,745,898
Financing receivables, net						4,411,488
Amounts due from Group companies	6,602		6,109
Deposits to insurance companies and guarantee companies	2,249,022	326,078	1,378,489			1,251,003
Contract assets and receivables, net						3,454,851
Property, equipment and software, net	284,593	41,262	195,330
Land use rights, net and right of use assets	931,667	135,079	966,067
TOTAL ASSETS	22,770,703	3,301,440	21,026,194
Liabilities [Abstract]
Deferred guarantee income	894,858	129,742	419,843
TOTAL LIABILITIES	14,121,952	2,047,489	12,958,385
SHAREHOLDERS’ EQUITY:
Non-controlling interests			40,193
Total shareholders equity	8,648,751	1,253,951	8,067,809		¥ 5,530,738	¥ 6,599,539
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,770,703	$ 3,301,440	21,026,194
VIEs
ASSETS
Cash and cash equivalents	1,273,823		2,132,402
Restricted cash	718,675		1,423,233
Restricted term deposit and short-term investments	119,678		424,678
Financing receivables, net	6,756,760		4,014,102
Amounts due from Group companies	106,977		58,050
Deposits to insurance companies and guarantee companies	2,214,771		1,378,489
Contract assets and receivables, net	4,151,340		4,661,403
Property, equipment and software, net	213,610		129,769
Land use rights, net and right of use assets	1,029,258		1,096,579
Long-term investments	331,560		448,886
Other assets	2,919,516		2,928,359
TOTAL ASSETS	19,835,968		18,695,950
Liabilities [Abstract]
Amounts due to Group companies	6,285,111		6,452,376
Borrowings	1,288,476		1,735,931
Funding debts	5,719,358		3,798,233
Deferred guarantee income	781,633		419,843
Contingent guarantee liabilities	770,495		928,840
Other liabilities	2,699,461		3,593,686
TOTAL LIABILITIES	17,544,534		16,928,909
SHAREHOLDERS’ EQUITY:
Total equity attributable to owners of the company	2,291,434		1,726,848
Non-controlling interests			40,193
Total shareholders equity	2,291,434		1,767,041
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 19,835,968		¥ 18,695,950